Acquisitions	12 Months Ended
Dec. 31, 2025
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Acquisitions

Note 30: Acquisitions

Acquisitions include the purchase of a controlling or a non-controlling interest in a business. Acquisitions also include asset acquisitions for the purchase of other identifiable intangible assets.

Acquisitions where control is acquired are integrated into existing operations of the Company to broaden its offerings to customers as well as its presence in global markets. The results of acquired businesses are included in the consolidated financial statements from the date of acquisition.

In 2024, the Company acquired Pagero in stages, resulting in the presentation of the consideration in the investing and financing sections of the consolidated statement of cash flow. See “Pagero” section below for additional details.

Acquisition activity

Acquisition consideration is as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Businesses acquired, net of cash	741	555
Investments in businesses	54	37
Asset acquisitions	13	15
Deferred and contingent consideration payments	35	15
Total	843	622

The following provides a brief description of the most significant acquisitions completed during 2025 and 2024:

Date	Company	Acquiring Segments	Description
September 2025	Additive AI, Inc. ("Additive")	Tax, Audit & Accounting Professionals

Uses AI to automate tax document processing for tax and accounting professionals. Additive's GenAI-native platform ingests and parses complex U.S. federal tax forms, including schedule K-1, during tax preparation.

January 2025	cPaperless, LLC ("SafeSend")	Tax, Audit & Accounting Professionals

A U.S. based cloud-native provider of technology for tax and accounting professionals. SafeSend automates the “last-mile” of the tax return, including assembly, review, taxpayer e-signature, and delivery.

October 2024	Credere Technologies, Inc., doing business as Materia	Tax, Audit & Accounting Professionals	Specializes in the development of an agentic AI assistant for the tax, audit and accounting profession.
January 2024	Pagero Group AB (publ) (“Pagero”)	Corporates	A global leader in e-invoicing and indirect tax solutions, which it delivers through its Smart Business Network.
January 2024	World Business Media Limited (“The Insurer”)	Reuters	A cross-platform, subscription-based provider of editorial coverage for the global P&C and specialty (re)insurance industry.

The details of net assets acquired, including purchase price adjustments, are as follows:

(millions of U.S. dollars)		2025
	SafeSend	Other	Total
Cash and cash equivalents	14	6	20
Trade receivables	12	1	13
Prepaid expenses and other current assets	2	-	2
Current assets	28	7	35
Property and equipment	1	-	1
Software	225	63	288
Other identifiable intangible assets	38	6	44
Other non-current assets	1	-	1
Total assets	293	76	369
Payables and accruals	(4)	-	(4)
Deferred revenue(1)	(16)	(2)	(18)
Current liabilities	(20)	(2)	(22)
Other financial liabilities	(1)	-	(1)
Deferred tax	(49)	(14)	(63)
Total liabilities	(70)	(16)	(86)
Net assets acquired	223	60	283
Goodwill	376	102	478
Total	599	162	761
Businesses acquired, net of cash	585	156	741

(millions of U.S. dollars)		2024
	Pagero	Other	Total
Cash and cash equivalents	10	6	16
Trade receivables	21	3	24
Prepaid expenses and other current assets	6	1	7
Current assets	37	10	47
Property and equipment	8	-	8
Software	255	51	306
Other identifiable intangible assets	30	18	48
Equity method investments	45	-	45
Other non-current assets	4	-	4
Total assets	379	79	458
Payables and accruals	(39)	(1)	(40)
Current taxes payable	(1)	(1)	(2)
Deferred revenue(1)	(17)	(5)	(22)
Other financial liabilities	(2)	(6)	(8)
Current liabilities	(59)	(13)	(72)
Long-term indebtedness	(48)	-	(48)
Provisions and other non-current liabilities	(1)	-	(1)
Other financial liabilities	(14)	(23)	(37)
Deferred tax	(33)	(17)	(50)
Total liabilities	(155)	(53)	(208)
Net assets acquired	224	26	250
Goodwill	573	141	714
Less: Fair value of previously held financial asset through other comprehensive income	-	(5)	(5)
Total	797	162	959
Businesses acquired, net of cash	399	156	555
Non-controlling interests	388	-	388
(1)
Represents the fair value of deferred revenue which is computed as the cost of providing services to customers in the post-acquisition period plus a reasonable profit margin. Under IFRS, the acquired deferred revenue is typically lower than the amount the seller recognized.

The excess of the purchase price over the net assets acquired was recorded as goodwill and reflects synergies and the value of the acquired workforce. Relative to the acquisitions completed in 2025 and 2024, the majority of goodwill is not expected to be deductible for tax purposes.

Purchase price allocation

Purchase price allocations related to certain acquisitions may be subject to adjustment pending completion of final valuations.

Pagero

In January 2024, the Company acquired a controlling interest in Pagero through a public tender offer. Subsequently, the Company purchased the remaining interests from the non-controlling shareholders to increase its ownership of Pagero to 100%.

The non-controlling interest was measured at fair value, based on the tender offer price of SEK 50 per share, on the date of acquisition and recorded as part of equity. After the date of acquisition, the non-controlling interest was adjusted for its proportionate share of changes in equity. After the Company gained control of Pagero, purchases of the remaining shares from the non-controlling interests reduced equity and were presented in financing activities within the consolidated statement of cash flow.

Other

The revenues and operating profit of acquired businesses were not material to the Company’s results of operations.